SP Funds Dow Jones Global Sukuk ETF
Schedule of Investments
August 31, 2025 (Unaudited)

CORPORATE SUKUK - 60.9%	Rate	Maturity Date	Par	Value
Banks - 16.7%
Adib Sukuk Co. II Ltd.	5.70%	11/15/2028	$1,100,000	$1,146,571
Ajman Senior Sukuk Ltd.	5.13%	04/30/2030	1,100,000	1,111,259
Al Rajhi Sukuk Ltd.	4.75%	04/05/2028	2,400,000	2,416,865
Al Rajhi Sukuk Ltd.	5.05%	03/12/2029	2,300,000	2,338,016
Al Rajhi Sukuk Ltd.	4.87%	05/19/2030	1,100,000	1,111,034
Alinma Sukuk Ltd.	4.94%	07/15/2030	1,080,000	1,091,640
BBG Sukuk Ltd.	4.56%	10/09/2029	1,750,000	1,760,449
Boubyan Sukuk Ltd.	3.39%	03/29/2027	1,000,000	985,270
Boubyan Sukuk Ltd.	4.97%	06/04/2030	1,050,000	1,071,444
BSF Sukuk Co. Ltd.	4.75%	05/31/2028	1,900,000	1,908,644
BSF Sukuk Co. Ltd.	5.00%	01/25/2029	1,600,000	1,622,818
BSF Sukuk Co. Ltd.	5.38%	01/21/2030	1,700,000	1,752,450
DIB Sukuk Ltd.	2.74%	02/16/2027	1,600,000	1,562,123
DIB Sukuk Ltd.	5.49%	11/30/2027	1,600,000	1,637,352
DIB Sukuk Ltd.	4.80%	08/16/2028	2,200,000	2,220,942
DIB Sukuk Ltd.	5.24%	03/04/2029	2,100,000	2,148,997
EI Sukuk Co. Ltd.	2.08%	11/02/2026	1,000,000	971,802
EI Sukuk Co. Ltd.	5.43%	05/28/2029	1,700,000	1,755,017
EI Sukuk Co. Ltd.	5.06%	03/25/2030	1,600,000	1,631,554
Fab Sukuk Co. Ltd.	2.59%	03/02/2027	1,000,000	977,020
Fab Sukuk Co. Ltd.	4.58%	01/17/2028	1,000,000	1,009,924
Fab Sukuk Co. Ltd.	4.78%	01/23/2029	1,800,000	1,829,319
Fab Sukuk Co. Ltd.	5.15%	01/16/2030	1,400,000	1,448,264
KFH Sukuk Co.	5.01%	01/17/2029	2,095,000	2,131,775
KFH Sukuk Co.	5.38%	01/14/2030	2,200,000	2,272,679
MAR Finance LLC	4.88%	05/29/2030	1,050,000	1,064,054
Mashreq Al Islami Sukuk Co. Ltd.	5.03%	04/22/2030	1,075,000	1,091,194
QIB Sukuk Ltd.	5.58%	11/22/2028	1,900,000	1,974,207
QIB Sukuk Ltd.	4.49%	09/17/2029	1,600,000	1,601,750
QIB Sukuk Ltd.	4.80%	06/12/2030	1,600,000	1,620,086
QIIB Senior Oryx Ltd.	5.25%	01/24/2029	1,600,000	1,637,156
Riyad Sukuk Ltd.	6.21%	07/14/2035	2,700,000	2,742,138
SIB Sukuk Co. III Ltd.	5.25%	07/03/2029	1,050,000	1,071,962
SIB Sukuk Co. III Ltd.	5.20%	02/26/2030	1,000,000	1,022,963
SNB Sukuk Ltd.	2.34%	01/19/2027	1,600,000	1,555,694
SNB Sukuk Ltd.	5.13%	02/27/2029	1,900,000	1,941,146
SNB Sukuk Ltd.	5.94%	07/18/2036	550,000	557,418
Warba Sukuk Ltd.	5.35%	07/10/2029	1,050,000	1,077,408
				58,870,404

Chemicals - 1.3%
Equate Sukuk SPC Ltd.	5.00%	09/05/2031	1,650,000	1,664,520
Ma'aden Sukuk Ltd.	5.25%	02/13/2030	1,700,000	1,748,153
Ma'aden Sukuk Ltd.	5.50%	02/13/2035	1,000,000	1,044,411
				4,457,084

Commercial Finance - 0.4%
Air Lease Corp. Sukuk Ltd.	5.85%	04/01/2028	1,250,000	1,277,787

Exploration & Production - 2.1%
Adnoc Murban Sukuk Ltd.	4.75%	05/06/2035	3,325,000	3,352,114
EDO Sukuk Ltd.	5.66%	07/03/2031	1,750,000	1,819,550
EDO Sukuk Ltd.	5.88%	09/21/2033	2,250,000	2,358,409
				7,530,073

Financial Services - 9.3%
Aercap Sukuk Ltd.	4.50%	10/03/2029	1,200,000	1,181,689
Dua Capital Ltd.	2.78%	05/11/2031	1,200,000	1,101,407
Khazanah Global Sukuk Bhd	4.69%	06/01/2028	1,700,000	1,724,270
Khazanah Global Sukuk Bhd	4.48%	09/05/2029	1,000,000	1,013,274
Mdgh Sukuk Ltd.	4.96%	04/04/2034	2,100,000	2,156,606
Mdgh Sukuk Ltd.	5.00%	06/04/2035	2,200,000	2,269,924
SRC Sukuk Ltd.	5.00%	02/27/2028	2,275,000	2,311,273
SRC Sukuk Ltd.	5.38%	02/27/2035	2,100,000	2,166,953
Suci Second Investment Co.	4.38%	09/10/2027	3,405,000	3,410,197
Suci Second Investment Co.	6.00%	10/25/2028	4,900,000	5,140,488
Suci Second Investment Co.	5.17%	03/05/2031	4,480,000	4,605,949
Suci Second Investment Co.	4.88%	05/08/2032	2,675,000	2,701,869
Suci Second Investment Co.	6.25%	10/25/2033	2,800,000	3,077,752
				32,861,651

Food & Beverage - 0.5%
Almarai Co. JSC	5.23%	07/25/2033	1,700,000	1,750,026

Integrated Oils - 3.6%
SA Global Sukuk Ltd.	4.25%	10/02/2029	3,325,000	3,314,443
SA Global Sukuk Ltd.	2.69%	06/17/2031	6,510,000	5,907,923
SA Global Sukuk Ltd.	4.75%	10/02/2034	3,350,000	3,345,869
				12,568,235

Pipeline - 0.9%
TMS Issuer SARL	5.78%	08/23/2032	3,200,000	3,340,492

Power Generation - 0.9%
TNB Global Ventures Capital Bhd.	3.24%	10/19/2026	1,600,000	1,581,679
TNB Global Ventures Capital Bhd.	4.85%	11/01/2028	1,600,000	1,630,495
				3,212,174

Real Estate - 3.3%
Aldar Investment Properties Sukuk Ltd.	4.88%	05/24/2033	1,000,000	1,003,323
Aldar Investment Properties Sukuk Ltd.	5.50%	05/16/2034	1,000,000	1,045,404
Aldar Investment Properties Sukuk Ltd.	5.25%	03/25/2035	1,050,000	1,075,309
Aldar Sukuk No. 2 Ltd.	3.88%	10/22/2029	1,000,000	972,638
Emaar Sukuk Ltd.	3.88%	09/17/2029	1,000,000	976,055
Emaar Sukuk Ltd.	3.70%	07/06/2031	1,000,000	952,993
Esic Sukuk Ltd.	5.83%	02/14/2029	1,600,000	1,641,455
MAF Sukuk Ltd.	4.64%	05/14/2029	1,400,000	1,407,221
MAF Sukuk Ltd.	3.93%	02/28/2030	1,400,000	1,371,176
MAF Sukuk Ltd.	5.00%	06/01/2033	1,200,000	1,220,987
				11,666,561

Supranationals - 9.6%
ICDPS Sukuk Ltd.	4.95%	02/14/2029	1,100,000	1,129,453
IsDB Trust Services No. 2 SARL	1.44%	10/21/2026	3,802,000	3,706,016
IsDB Trust Services No. 2 SARL	3.21%	04/28/2027	3,800,000	3,765,179
IsDB Trust Services No. 2 SARL	4.75%	10/27/2027	2,200,000	2,246,601
IsDB Trust Services No. 2 SARL	4.60%	03/14/2028	4,375,000	4,469,207
IsDB Trust Services No. 2 SARL	4.91%	10/03/2028	4,475,000	4,631,955
IsDB Trust Services No. 2 SARL	4.75%	05/15/2029	4,435,000	4,590,343
IsDB Trust Services No. 2 SARL	4.21%	03/18/2030	3,900,000	3,962,804
IsDB Trust Services No. 2 SARL	4.25%	06/25/2030	2,570,000	2,616,975
				33,840,420

Transportation & Logistics - 3.5%
DP World Crescent Ltd.	4.85%	09/26/2028	2,225,000	2,249,784
DP World Crescent Ltd.	3.88%	07/18/2029	2,200,000	2,148,432
DP World Crescent Ltd.	3.75%	01/30/2030	1,000,000	968,881
DP World Crescent Ltd.	5.50%	09/13/2033	3,400,000	3,528,364
DP World Crescent Ltd.	5.50%	05/08/2035	3,200,000	3,309,964
				12,205,425

Utilities - 7.7%
National Central Cooling Co. PJSC	5.28%	03/05/2030	1,450,000	1,486,851
Saudi Electricity Global Sukuk Co. 2	5.06%	04/08/2043	2,200,000	2,093,344
Saudi Electricity Global Sukuk Co. 3	5.50%	04/08/2044	2,200,000	2,182,565
Saudi Electricity Global Sukuk Co. 4	4.72%	09/27/2028	2,600,000	2,649,245
Saudi Electricity Global Sukuk Co. 5	2.41%	09/17/2030	1,400,000	1,265,635
Saudi Electricity Sukuk Programme Co.	4.94%	02/13/2029	1,800,000	1,844,469
Saudi Electricity Sukuk Programme Co.	5.23%	02/18/2030	3,300,000	3,397,442
Saudi Electricity Sukuk Programme Co.	4.63%	04/11/2033	2,700,000	2,715,288
Saudi Electricity Sukuk Programme Co.	5.19%	02/13/2034	3,100,000	3,189,282
Saudi Electricity Sukuk Programme Co.	5.49%	02/18/2035	2,800,000	2,934,584
Saudi Electricity Sukuk Programme Co.	5.68%	04/11/2053	3,300,000	3,247,926
				27,006,631

Wireless Telecommunications Services - 0.3%
Axiata SPV2 Bhd	2.16%	08/19/2030	1,000,000	900,876

Wireline Telecommunications Services - 0.8%
Saudi Telecom Co.	3.89%	05/13/2029	2,800,000	2,767,944
TOTAL CORPORATE SUKUK (Cost $211,390,381)				214,255,783

FOREIGN GOVERNMENT SUKUK – 36.5%
Sovereign – 36.5%(a)
Hong Kong Sukuk 2017 Ltd.	3.13%	02/28/2027	2,200,000	2,182,556
KSA Sukuk Ltd.	3.63%	04/20/2027	9,995,000	9,900,074
KSA Sukuk Ltd.	5.25%	06/04/2027	2,725,000	2,775,203
KSA Sukuk Ltd.	5.27%	10/25/2028	5,520,000	5,688,875
KSA Sukuk Ltd.	4.30%	01/19/2029	4,400,000	4,409,999
KSA Sukuk Ltd.	4.27%	05/22/2029	6,545,000	6,548,109
KSA Sukuk Ltd.	2.97%	10/29/2029	5,530,000	5,260,412
KSA Sukuk Ltd.	5.25%	06/04/2030	3,325,000	3,457,086
KSA Sukuk Ltd.	2.25%	05/17/2031	4,300,000	3,839,921
KSA Sukuk Ltd.	4.51%	05/22/2033	6,550,000	6,489,805
KSA Sukuk Ltd.	5.25%	06/04/2034	4,955,000	5,144,489
Malaysia Sovereign Sukuk Bhd.	4.24%	04/22/2045	1,150,000	1,014,590
Malaysia Sukuk Global Bhd.	4.08%	04/27/2046	1,200,000	1,033,431
Malaysia Wakala Sukuk Bhd.	2.07%	04/28/2031	1,650,000	1,492,474
Malaysia Wakala Sukuk Bhd.	3.08%	04/28/2051	1,200,000	839,684
Oman Sovereign Sukuk Co.	4.88%	06/15/2030	3,915,000	4,021,435
Perusahaan Penerbit SBSN Indonesia III	4.15%	03/29/2027	4,350,000	4,361,266
Perusahaan Penerbit SBSN Indonesia III	4.40%	06/06/2027	3,750,000	3,775,752
Perusahaan Penerbit SBSN Indonesia III	4.40%	03/01/2028	3,800,000	3,831,350
Perusahaan Penerbit SBSN Indonesia III	5.40%	11/15/2028	2,100,000	2,183,682
Perusahaan Penerbit SBSN Indonesia III	4.45%	02/20/2029	2,700,000	2,721,168
Perusahaan Penerbit SBSN Indonesia III	5.10%	07/02/2029	1,700,000	1,751,342
Perusahaan Penerbit SBSN Indonesia III	5.00%	05/25/2030	2,450,000	2,510,931
Perusahaan Penerbit SBSN Indonesia III	2.80%	06/23/2030	2,275,000	2,115,750
Perusahaan Penerbit SBSN Indonesia III	4.55%	07/23/2030	2,315,000	2,330,620
Perusahaan Penerbit SBSN Indonesia III	2.55%	06/09/2031	2,200,000	1,988,250
Perusahaan Penerbit SBSN Indonesia III	4.70%	06/06/2032	3,250,000	3,260,671
Perusahaan Penerbit SBSN Indonesia III	5.60%	11/15/2033	2,225,000	2,343,753
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/02/2034	2,200,000	2,248,149
Perusahaan Penerbit SBSN Indonesia III	5.25%	11/25/2034	2,000,000	2,042,127
Perusahaan Penerbit SBSN Indonesia III	5.20%	07/23/2035	2,310,000	2,346,957
Perusahaan Penerbit SBSN Indonesia III	3.80%	06/23/2050	1,600,000	1,206,000
Perusahaan Penerbit SBSN Indonesia III	3.55%	06/09/2051	1,600,000	1,149,000
Perusahaan Penerbit SBSN Indonesia III	5.50%	07/02/2054	1,400,000	1,381,703
Perusahaan Penerbit SBSN Indonesia III	5.65%	11/25/2054	1,600,000	1,597,625
RAK Capital	5.00%	03/12/2035	2,100,000	2,162,109
ROP Sukuk Trust	5.05%	06/06/2029	2,100,000	2,156,175
Sharjah Sukuk Program Ltd.	2.94%	06/10/2027	2,075,000	2,019,005
Sharjah Sukuk Program Ltd.	4.23%	03/14/2028	2,600,000	2,580,208

Sharjah Sukuk Program Ltd.	3.23%	10/23/2029	2,090,000	1,981,110
Sharjah Sukuk Program Ltd.	3.89%	04/04/2030	1,600,000	1,547,178
Sharjah Sukuk Program Ltd.	3.20%	07/13/2031	1,675,000	1,532,894
Sharjah Sukuk Program Ltd.	6.09%	03/19/2034	2,000,000	2,129,666
Sharjah Sukuk Program Ltd.	3.85%	03/19/2035	1,000,000	906,920
Sharjah Sukuk Program Ltd.	5.43%	04/17/2035	2,250,000	2,279,766
TOTAL FOREIGN GOVERNMENT SUKUK (Cost $128,119,497)				128,539,270

TOTAL INVESTMENTS - 97.4% (Cost $339,509,878)				342,795,053
Other Assets in Excess of Liabilities - 2.6%				9,201,414
TOTAL NET ASSETS - 100.0%				$351,996,467

Percentages are stated as a percent of net assets.

JSC	Joint Stock Company
PJSC	Public Joint Stock Company
SPC	Special Purpose Company
SPV2	Special Purpose Vehicle 2

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.